Note 6 - Accrued Liabilities (Details) - Accrued Liabilities - CAD	Nov. 30, 2016	Nov. 30, 2015
Accrued Liabilities [Abstract]
Professional fees	CAD 190,485	CAD 163,552
Other	194,401	290,738
Accrued liabilities	CAD 384,886	CAD 454,290